Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Fixed non-cancellable revenues under time charter contracts [Abstract]
Schedule Of Fixed Non CancelableTime Charter Contracts [Table Text Block]
Period	Amount
Year 1	$71,718
Year 2	1,982
Total	$73,700